Income Taxes - Summary of Net Deferred Income Tax Liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance – beginning of year	$ 10,220	$ 10,144	$ 10,539
Deferred income tax (recovery) expense	(139)	399	(181)
Deferred income tax expense included in other comprehensive income (loss)	0	1	0
Foreign exchange adjustments	33	(2)	(3)
Business combinations	0	(322)	(211)
Balance – end of year	$ 10,114	$ 10,220	$ 10,144